CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 329	$ (932)	$ 1,453	$ (625)
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on cash flow hedges	40	30	(33)	87
Changes in retirement plans’ funded status	13	(15)	(21)	(43)
Foreign currency translation	(34)	(221)	172	(697)
Share of other comprehensive income (loss) of entities using the equity method	(46)	12	(67)	(2)
Other comprehensive income (loss), net of tax	(27)	(194)	51	(655)
Comprehensive income (loss)	302	(1,126)	1,504	(1,280)
Less: Comprehensive income attributable to noncontrolling interests	7	13	35	33
Comprehensive income (loss) attributable to CNH Industrial N.V.	$ 295	$ (1,139)	$ 1,469	$ (1,313)